Share-based payments - Movements in the weighted average exercise price of share options (Details) - EMI share option scheme - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, options outstanding, start of period	£ 308.06	£ 143.28
Weighted average exercise price, options granted during the period		1,178.94
Weighted average exercise price, options grant arising due to scheme modification	0.23
Weighted average exercise price, options forfeited during the period	0.83	204.00
Weighted average exercise price, options outstanding, end of period	£ 0.19	£ 308.06